Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development expenses	$ 1,637	$ 4,438	$ 673
General and administrative expenses	803	6,629	1,039
Costs related to aborted IPO			621
Operating loss	2,440	11,067	2,333
Financial (income) expense, net	(3,488)	6,977	1,360
Loss before taxes on income	(1,048)	18,044	3,693
Taxes on income			27
Net loss	(1,048)	18,044	3,720
Net unrealized gain on available-for-sale investments	5	(2)
Total comprehensive loss	$ (1,043)	$ 18,042	$ 3,720
Net basic earnings (loss) per share of common stock	$ 0.15	$ (3.01)	$ (2.69)
Net diluted earnings (loss) per share of common stock	0.14	(3.01)	(2.69)
Net basic and diluted loss per share
Weighted average number of shares used in computing net basic earnings (loss) per share of common stock	7,196,048	6,002,052	1,448,363
Weighted average number of shares used in computing net diluted earnings (loss) per share of common stock	7,250,194	6,002,052	1,448,363
Weighted average number of shares of Common Stock used in computing basic and diluted net loss per share